Inventory	12 Months Ended
Dec. 31, 2020
Inventory
Inventory

5. Inventory

Inventory consists of the following:

	December 31,	December 31,
	2019	2020
Raw materials	510,990	579,842
Work in process	1,862	2,995
Finished goods	291,116	381,387
Merchandise	95,987	121,978
Less: write-downs	(10,427)	(4,649)
Total	889,528	1,081,553

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Work in progress mainly consists of electric drive systems in production.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles.

Merchandise includes accessories and branded merchandise of NIO which can be redeemed by deducting membership rewards points of customer loyalty program in the Group’s application store.

Inventory write-downs recognized in cost of sales for the years ended December 31, 2018 and 2019 and 2020 were nil, RMB10,427 and RMB5,803, respectively.